Document and Entity Information	0 Months Ended
Aug. 02, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 02, 2012
Registrant Name	LAZARD FUNDS INC
Central Index Key	0000874964
Amendment Flag	false
Document Creation Date	Aug. 02, 2012
Document Effective Date	Aug. 02, 2012
Prospectus Date	May 31, 2012